Preferred Units - Summary of Changes in Preferred Units (Details) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	$ 60,292
Ending balance	$ 61,196
Series A preferred units
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance (in units)	504,168	475,152
Beginning balance	$ 60,292	$ 56,810
Dividends paid in kind (in units)	7,527	7,094
Dividends paid in kind	$ 904	$ 851
Ending balance (in units)	511,695	482,246
Ending balance	$ 61,196	$ 57,661